Commitments and Contingencies (Tables)	12 Months Ended
Jan. 02, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
The following table presents the Company's future minimum lease payments as of January 2, 2016 (in millions):

						After
	2016	2017	2018	2019	2020	2020
Future minimum operating lease payments	$53	$36	$26	$22	$21	$32